Pay vs Performance Disclosure		12 Months Ended
		Sep. 30, 2023 USD ($)	Oct. 01, 2022 USD ($)	Oct. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Pursuant to Item 402(v) of SEC Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our other NEOs (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary Compensation Table Total for H.O. Woltz III ($)		Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:
Year		Compensation Actually Paid to H.O. Woltz III(1)(2) ($)	Table Total for Non-PEO NEOs(3) ($)	Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)	Net income ($ Thousands)	Return on Invested Capital(5) (%)
2023	2,146,512	2,297,925	594,499	553,469	207.28	146.15	32,415	9.1
2022	2,503,834	1,508,180	924,155	672,291	157.60	109.34	125,011	47.6
2021	2,475,749	4,043,446	972,237	1,368,777	219.98	144.86	66,610	36.9
(1)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned or delivered to the NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 2 below.
(2)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

H.O. Woltz III

Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2023	2,146,512	—	700,001	—	851,414	2,297,925
2022	2,503,834	—	650,001	—	(345,653)	1,508,180
2021	2,475,749	195,092	600,027	46,686	2,316,130	4,043,446

Non-PEO NEOs (Average)

Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2023	594,499	19,971	150,000	30,438	98,503	553,469
2022	924,155	8,192	206,242	48,049	(85,479)	672,291
2021	972,237	80,988	196,254	47,191	626,592	1,368,777

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

H.O. Woltz III

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
2023	671,800	109,575	—	70,039	—	—	851,414
2022	436,799	(561,775)	—	(220,677)	—	—	(345,653)
2021	683,259	1,129,842	—	503,029	—	—	2,316,130

Non-PEO NEOs (Average)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
2023	143,885	23,577	—	15,115	(84,074)	—	98,503
2022	137,475	(166,711)	—	(56,242)	—	—	(85,479)
2021	223,475	284,514	—	118,603	—	—	626,592

(3)	Our non-PEO NEOs in the fiscal years reported in this table are as follows: fiscal 2023 includes Mr. Jafroodi, Mr. Carano, Mr. Wagner, Mr. York and Mr. Petelle; fiscal 2022 and fiscal 2021 include Mr. Carano, Mr. Wagner, Mr. York and Mr. Petelle. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs as a group.

(4)	The Peer Group Total Shareholder Return shown in this table utilizes the S&P 500 Building Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting October 3, 2020, through the end of the listed year in the Company and in the S&P Building 500 Products Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
(5)	We determined return on capital to be the most important financial performance measure used to link our performance to Compensation Actually Paid to Mr. Woltz and our non-PEO NEOs in fiscal 2023. For purposes of this disclosure, return on capital was calculated by dividing the Company’s Net Operating Profit After Tax for the fiscal year by its total Invested Capital for each fiscal period, each as defined in the Company’s Return on Capital Incentive Compensation Plan.

Company Selected Measure Name		Return on Invested Capital
Named Executive Officers, Footnote [Text Block]

(3)	Our non-PEO NEOs in the fiscal years reported in this table are as follows: fiscal 2023 includes Mr. Jafroodi, Mr. Carano, Mr. Wagner, Mr. York and Mr. Petelle; fiscal 2022 and fiscal 2021 include Mr. Carano, Mr. Wagner, Mr. York and Mr. Petelle. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs as a group.

Adjustment To PEO Compensation, Footnote [Text Block]

H.O. Woltz III

Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2023	2,146,512	—	700,001	—	851,414	2,297,925
2022	2,503,834	—	650,001	—	(345,653)	1,508,180
2021	2,475,749	195,092	600,027	46,686	2,316,130	4,043,446

H.O. Woltz III

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
2023	671,800	109,575	—	70,039	—	—	851,414
2022	436,799	(561,775)	—	(220,677)	—	—	(345,653)
2021	683,259	1,129,842	—	503,029	—	—	2,316,130

Non-PEO NEO Average Total Compensation Amount	[1]	$ 594,499	$ 924,155	$ 972,237
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 553,469	672,291	1,368,777
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs (Average)

Year	Summary Compensation Table Total ($)	Exclusion of Change in Pension Value ($)	Exclusion of Stock Awards and Option Awards ($)	Inclusion of Pension Service Cost ($)	Inclusion of Equity Values ($)	Compensation Actually Paid ($)
2023	594,499	19,971	150,000	30,438	98,503	553,469
2022	924,155	8,192	206,242	48,049	(85,479)	672,291
2021	972,237	80,988	196,254	47,191	626,592	1,368,777

Non-PEO NEOs (Average)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included ($)	Total - Inclusion of Equity Values ($)
2023	143,885	23,577	—	15,115	(84,074)	—	98,503
2022	137,475	(166,711)	—	(56,242)	—	—	(85,479)
2021	223,475	284,514	—	118,603	—	—	626,592

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to Mr. Woltz, the average of Compensation Actually Paid to our other NEOs, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to Mr. Woltz, the average of Compensation Actually Paid to our other NEOs, and our net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following chart sets forth the relationship between Compensation Actually Paid to Mr. Woltz, the average of Compensation Actually Paid to our other NEOs, and our return on invested capital over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]		The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Building Products Index over the same period.
Tabular List [Table Text Block]
MOST IMPORTANT FINANCIAL MEASURE

The Committee believes that return on invested capital was, for the most recently completed fiscal year, the most appropriate metric for linking pay and performance in that it is driven off both the generation of earnings and responsible management of our balance sheet and is closely correlated with the creation of shareholder value. Return on invested capital was the only financial measure used by Insteel to link the Compensation Actually Paid to Mr. Woltz and our other NEOs for fiscal 2023 to company performance. The Committee does not utilize nonfinancial performance metrics to determine the compensation of Mr. Woltz or our other NEOs.

Total Shareholder Return Amount		$ 207.28	157.60	219.98
Peer Group Total Shareholder Return Amount	[4]	146.15	109.34	144.86
Net Income (Loss) Attributable to Parent		$ 32,415,000	$ 125,011,000	$ 66,610,000
Company Selected Measure Amount	[5]	0.091	0.476	0.369
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		return on invested capital
Non-PEO NEO [Member] | Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 19,971	$ 8,192	$ 80,988
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,000	206,242	196,254
Non-PEO NEO [Member] | Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,438	48,049	47,191
Non-PEO NEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		98,503	(85,479)	626,592
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		143,885	137,475	223,475
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,577	(166,711)	284,514
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Yearto Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,115	(56,242)	118,603
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(84,074)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		98,503	(85,479)	626,592
H.O. Woltz III
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,146,512	2,503,834	2,475,749
PEO Actually Paid Compensation Amount	[2],[3]	$ 2,297,925	$ 1,508,180	$ 4,043,446
H.O. Woltz III | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		H.O. Woltz III	H.O. Woltz III	H.O. Woltz III
H.O. Woltz III | PEO [Member] | Exclusion of Change in Pension Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 195,092
H.O. Woltz III | PEO [Member] | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		700,001	650,001	600,027
H.O. Woltz III | PEO [Member] | Inclusion of Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				46,686
H.O. Woltz III | PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		851,414	(345,653)	2,316,130
H.O. Woltz III | PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		671,800	436,799	683,259
H.O. Woltz III | PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		109,575	(561,775)	1,129,842
H.O. Woltz III | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
H.O. Woltz III | PEO [Member] | Change in Fair Value from Last Day of Prior Yearto Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		70,039	(220,677)	503,029
H.O. Woltz III | PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
H.O. Woltz III | PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
H.O. Woltz III | PEO [Member] | Total Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 851,414	$ (345,653)	$ 2,316,130
Mr. Jafroodi | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Jafroodi
Mr. Carano | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Carano	Mr. Carano	Mr. Carano
Mr. Wagner | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Wagner	Mr. Wagner	Mr. Wagner
Mr. York | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. York	Mr. York	Mr. York
Mr. Petelle | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Petelle	Mr. Petelle	Mr. Petelle

[1]	Our non-PEO NEOs in the fiscal years reported in this table are as follows: fiscal 2023 includes Mr. Jafroodi, Mr. Carano, Mr. Wagner, Mr. York and Mr. Petelle; fiscal 2022 and fiscal 2021 include Mr. Carano, Mr. Wagner, Mr. York and Mr. Petelle. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs as a group.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K, and therefore use hypothetical values and points in time when pay may not actually have been earned or delivered to the NEOs. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote 2 below.
[4]	The Peer Group Total Shareholder Return shown in this table utilizes the S&P 500 Building Products Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting October 3, 2020, through the end of the listed year in the Company and in the S&P Building 500 Products Index, respectively. The historical stock price performance of our common stock shown is not necessarily indicative of future stock price performance.
[5]	We determined return on capital to be the most important financial performance measure used to link our performance to Compensation Actually Paid to Mr. Woltz and our non-PEO NEOs in fiscal 2023. For purposes of this disclosure, return on capital was calculated by dividing the Company’s Net Operating Profit After Tax for the fiscal year by its total Invested Capital for each fiscal period, each as defined in the Company’s Return on Capital Incentive Compensation Plan.